Income Tax - Income tax provision (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal
Current		$ 451,637
Deferred		441,357	$ (287,882)
State
Current		0	0
Deferred		0	0
Change in the valuation allowance		133,642	287,882
Income tax provision	$ 452,467	1,026,636
Operating loss carryforward		0	180,575
Change in valuation allowance		$ 422,133	$ 287,882
Statutory tax rate	21.00%	21.00%	21.00%